Deferred Premium Acquisition Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in deferred premium acquisition costs
Deferred premium acquisition costs, beginning balance	$ 1,924.1	$ 1,543.7
Premium acquisition costs deferred	5,212.5	4,502.4
Amortization	(4,932.2)	(4,098.1)
Foreign exchange effect and other	(34.1)	(23.9)
Deferred premium acquisition costs, ending balance	$ 2,170.3	$ 1,924.1